Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	[1]	¥ 746,929	¥ 976,912
Loans held for sale placed on nonaccrual status		61
Loans acquired with deteriorated credit quality placed on nonaccrual status		6,659	9,720
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		332,994	471,148
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		77,163	185,095
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		10,791	15,202
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		33,317	44,374
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		30,717	38,602
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		108,175	131,213
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		1,145	2,432
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		13,815	18,685
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		37,549	10,034
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		20,322	25,511
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		109,516	191,889
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		69,464	75,399
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		61,387	61,424
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		52,282	82,150
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		¥ 121,286	¥ 94,902

[1]	The above table does not include loans held for sale of nil and ¥61 million at March 31, 2017 and 2018, respectively, and loans acquired with deteriorated credit quality of ¥9,720 million and ¥6,659 million at March 31, 2017 and 2018, respectively.